Related party transactions	12 Months Ended
Mar. 31, 2026
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel includes executive officers. Other related parties include close family members of the key management personnel and entities controlled by the key management personnel.
The executive compensation expense for the top five key management personnel is as follows:

	2026	2025
	$	$

Short-term employee benefits	3,239	2,569
Share-based payments	11,225	11,963

Total compensation expense for key management personnel	14,464	14,532